Intangible Assets, Net (Details) - Schedule of Amortization Expenses	Dec. 31, 2022 USD ($)
Schedule of Amortization Expenses [Abstract]
2023	$ 806,184
2024	201,531
2025	201,531
2026	201,531
2027	201,531
Thereafter	396,989
Total	$ 2,009,297